Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long-Term Debt [Abstract]
Long-Term Debt

6. Long-Term Debt

The Company's long-term debt instruments and balances outstanding as of September 30, 2013 and 2012 and December 31, 2012 were as follows (dollars in thousands):

	Balance as of
	September 30,		December 31,
	2013	2012	2012
Domestic and multi-currency line of credit due 2018	$120,225	$288,266	$301,011
6.12% senior unsecured notes due 2012	-	13,333	-
6.09% Series A senior unsecured notes due 2016	28,000	35,000	28,000
7.26% senior unsecured notes due 2017	20,000	25,000	25,000
Variable rate senior unsecured notes due 2018	35,417	43,750	41,667
5.75% senior unsecured notes due 2018	300,000	0	0
6.00% Series A senior unsecured notes due 2019	47,000	47,000	47,000
6.21% Series B senior unsecured notes due 2021	20,455	22,727	20,455
6.58% Series B senior unsecured notes due 2022	5,000	5,000	5,000
5.25% convertible senior notes due 2029	106,752	109,387	110,197
Total debt	$682,849	$589,463	$578,330
Less current portion	(22,606)	(44,205)	(43,617)
Total long-term debt	$660,243	$545,258	$534,713

Domestic and Multi-Currency Line of Credit

The Company's domestic and multi-currency line of credit, which includes the ability to borrow up to $50.0 million in specified foreign currencies or U.S. dollars (the “Domestic and Multi-currency Line of Credit”), was amended by the Company on May 10, 2013. The primary provisions of the amendment to the Domestic and Multi-currency Line of Credit include an extension of the maturity date from March 31, 2015 to March 31, 2018 and a decrease in the total credit available from $380.0 million to $280.0 million, subject to an accordion feature whereby the revolving line of credit may be increased up to an additional $100.0 million with the consent of any increasing lenders. Interest on the Domestic and Multi-currency Line of Credit is charged, at the Company's option, at either the London Interbank Offered Rate for one-, two-, three- or six-month periods, as selected by the Company for the first interest rate period, and for subsequent interest rate periods, one week or two weeks or one-, two-, three- or six-month periods, as selected by the Company (“LIBOR”), plus a margin varying from 2.00% to 3.25% or at the agent's base rate plus a margin varying from 0.50% to 1.75%. The margin for the Domestic and Multi-currency Line of Credit is dependent on the Company's cash flow leverage ratios as defined in the credit agreement entered into in connection with the Domestic and Multi-currency Line of Credit. The Company also pays a fee on the unused portion of the Domestic and Multi-currency Line of Credit ranging from 0.25% to 0.50% (0.38% as of September 30, 2013) based on the Company's cash flow leverage ratios. The weighted average interest rate (including margin) on the Domestic and Multi-currency Line of Credit was 2.81%, 2.75% and 3.06% as of September 30, 2013 and 2012 and December 31, 2012, respectively.

As of September 30, 2013, borrowings under the Company's Domestic and Multi-currency Line of Credit consisted of three pricing tranches with maturity dates ranging from one to 31 days, and as of September 30, 2012, borrowings under the Company's Domestic and Multi-currency Line of Credit consisted of three pricing tranches with maturity dates ranging from two to 31 days. The Company routinely refinances borrowings pursuant to the terms of its Domestic and Multi-currency Line of Credit; therefore, these borrowings are reported as part of the applicable line of credit and as long-term debt.

Variable Rate Senior Unsecured Notes

When the Company amended its Domestic and Multi-currency Line of Credit, it also extended the maturity date of its $50.0 million variable rate term loan facility (the “2018 Variable Rate Notes”) from March 31, 2015 to March 31, 2018. The 2018 Variable Rate Notes are payable in equal quarterly principal installments of $2.1 million with any outstanding principal remaining due at maturity on March 31, 2018. Interest on the 2018 Variable Rate Notes is charged, at the Company's option, at either LIBOR (as defined above) plus a margin of 3.50% or at the agent's base rate plus a margin of 2.00%. The weighted average interest rate (including margin) on the 2018 Variable Rate Notes was 3.69% for September 30, 2013 and 3.75% as of each of September 30, 2012 and December 31, 2012.

In connection with the amendment of the Domestic and Multi-currency Line of Credit and the 2018 Variable Rate Notes, the Company incurred debt issuance costs of approximately $1.8 million during the nine months ended September 30, 2013, which primarily consisted of commitment fees, legal and other professional expenses. These costs are being amortized over a period of five years and are included in “Other assets” in the Company's consolidated balance sheets.

$300.0 Million 5.75% Senior Unsecured Notes

       On May 15, 2013, the Company issued and sold $300.0 million in aggregate principal amount of 5.75% Senior Notes due 2018 (the “2018 Senior Notes”). The Company offered and sold the 2018 Senior Notes to initial purchasers in reliance on the exemption from registration provided by Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). The initial purchasers then resold the 2018 Senior Notes pursuant to the exemptions from registration under the Securities Act in reliance on Rule 144A and Regulation S. The 2018 Senior Notes bear interest at a rate of 5.75% annually on the principal amount, payable semi-annually in arrears on May 15 and November 15 of each year, beginning on November 15, 2013. The 2018 Senior Notes will mature on May 15, 2018. The 2018 Senior Notes are senior unsecured debt obligations of the Company and are guaranteed by all of the Company's domestic subsidiaries.

       The 2018 Senior Notes are redeemable at the Company's option, in whole or in part, at any time at 100% of the aggregate principal amount of 2018 Senior Notes redeemed plus the applicable “make whole” redemption price specified in the Indenture that governs the 2018 Senior Notes (the “2018 Senior Notes Indenture”), plus accrued and unpaid interest, if any, to the redemption date. In addition, if a change of control occurs, as that term is defined in the 2018 Senior Notes Indenture, the holders of 2018 Senior Notes will have the right, subject to certain conditions, to require the Company to repurchase their 2018 Senior Notes at a purchase price equal to 101% of the aggregate principal amount of 2018 Senior Notes repurchased plus accrued and unpaid interest, if any, as of the date of repurchase.

In addition, on May 15, 2013 the Company entered into a registration rights agreement with the initial purchasers (the “Registration Rights Agreement”) of the 2018 Senior Notes, pursuant to which the Company agreed to use commercially reasonable efforts to issue in exchange for the 2018 Senior Notes, on or prior to the 270th day following the closing date of the issuance and sale of the 2018 Senior Notes, identical new notes registered under the Securities Act. In certain circumstances, the Company may be required to file a shelf registration statement to cover resales of the 2018 Senior Notes. If the Company does not comply with certain covenants set forth in the Registration Rights Agreement, it must pay liquidated damages to holders of the 2018 Senior Notes.

       In connection with the issuance of the 2018 Senior Notes, the Company incurred debt issuance costs of approximately $8.1 million during the nine months ended September 30, 2013, which primarily consisted of underwriting fees, legal and other professional expenses. These costs are being amortized over a period of five years and are included in “Other assets” in the Company's consolidated balance sheets.

Other

When the Company entered into its Domestic and Multi-currency Line of Credit, it also entered into a separate credit agreement for the issuance of up to $20.0 million in letters of credit (the “Letter of Credit Facility”). When the Company amended its Domestic and Multi-currency Line of Credit, it also extended the maturity date of its Letter of Credit Facility from March 31, 2015 to March 31, 2018. The Company had standby letters of credit of $16.3 million under its Letter of Credit Facility as of September 30, 2013.

The Company's debt agreements for its Domestic and Multi-currency Line of Credit and its senior unsecured notes require the Company to maintain certain financial ratios. As of September 30, 2013, the Company was in compliance with all covenants or other requirements set forth in its debt agreements.

13. Long-Term Debt

The Company's long-term debt instruments and balances outstanding as of December 31, 2012 and 2011 were as follows (dollars in thousands):

	Balance at
	December 31,
	2012	2011
Domestic and multi-currency line of credit up to $380,000 ($100,000 matures 2013, $280,000 matures 2015)	$301,011	$280,839
6.12% senior unsecured notes due 2012	-	16,667
Variable rate senior unsecured note due 2015	41,667	50,000
6.09% senior unsecured notes due 2016	28,000	35,000
7.26% senior unsecured notes due 2017	25,000	25,000
6.00% Series A senior unsecured notes due 2019	47,000	0
6.21% senior unsecured notes due 2021	20,455	22,727
6.58% Series B senior unsecured notes due 2022	5,000	0
5.25% convertible senior notes due 2029	110,197	107,058
Total debt	$578,330	$537,291
Less current portion	43,617	34,273
Total long-term debt	$534,713	$503,018

Domestic and Multi-Currency Line

On March 30, 2011, the Company entered into a new credit agreement for up to $330.0 million of credit with a group of commercial banks (the “Original Credit Agreement”). On November 29, 2011, the Company amended the Original Credit Agreement to increase the amount available by $100.0 million to $430.0 million (the “Credit Agreement”). The Credit Agreement consists of a $380.0 million line of credit, which includes the ability to borrow up to $50.0 million in specified foreign currencies or U.S. dollars (the “Domestic and Multi-currency Line”) and a $50.0 million term loan facility (the “2015 Variable Rate Notes”). The Domestic and Multi-currency Line will decrease by $100.0 million to $280.0 million on the earlier of May 29, 2013 or the second business day following the closing of an initial public offering of common stock of Enova International, Inc., a wholly-owned subsidiary of the Company (“Enova”), that results in Enova no longer being considered a majority-owned subsidiary of the Company. The Domestic and Multi-currency Line matures on March 31, 2015. Beginning March 31, 2012, the 2015 Variable Rate Notes became payable in equal quarterly principal installments of $2.1 million with any outstanding principal remaining due at maturity on March 31, 2015. Interest on the Domestic and Multi-currency Line is charged, at the Company's option, at either the London Interbank Offered Rate (“LIBOR”) plus a margin varying from 2.00% to 3.25% or at the agent's base rate plus a margin varying from 0.50% to 1.75%. Interest on the 2015 Variable Rate Notes is charged, at the Company's option, at either LIBOR plus a margin of 3.50% or at the agent's base rate plus a margin of 2.00%. The margin for the Domestic and Multi-currency Line is dependent on the Company's cash flow leverage ratios as defined in the Credit Agreement. The Company also pays a fee on the unused portion of the Domestic and Multi-currency Line ranging from 0.25% to 0.50% (0.38% at December 31, 2012) based on the Company's cash flow leverage ratios. The weighted average interest rate (including margin) on the Domestic and Multi-currency Line was 3.06% and 3.08% at December 31, 2012 and 2011, respectively. The weighted average interest rate (including margin) on the 2015 Variable Rate Notes was 3.75% and 3.81% at December 31, 2012 and 2011, respectively.

In conjunction with the entry into the Original Credit Agreement, the Company repaid all outstanding revolving credit loans under its $300.0 million domestic line of credit due 2012 (the “USD Line of Credit”) and its variable rate senior unsecured note due 2012 with proceeds of the Original Credit Agreement.

As of December 31, 2012, borrowings under the Company's Domestic and Multi-currency Line consisted of three pricing tranches with maturity dates ranging from two to 31 days, and as of December 31, 2011, borrowings under the Company's Domestic and Multi-currency Line consisted of multiple pricing tranches with maturity dates ranging from three to 31 days. However, the Company routinely refinances borrowings pursuant to the terms of its Domestic and Multi-currency Line. Therefore, these borrowings are reported as part of the applicable line of credit and as long-term debt.

In connection with the Domestic and Multi-currency Line and the 2015 Variable Rate Notes, the Company incurred approximately $2.6 million for issuance costs in 2011, which primarily consisted of underwriting fees, legal and other professional expenses. These costs are being amortized over a period of three years and are included in “Other assets” in the Company's consolidated balance sheets.

Series A and Series B Notes

On August 28, 2012, the Company issued and sold a total of $52.0 million in long-term notes in two series, including $47.0 million aggregate principal amount of its 6.00% Series A Senior Notes due August 28, 2019 (the “Series A Notes”) and $5.0 million aggregate principal amount of its 6.58% Series B Senior Notes due August 28, 2022 (the “Series B Notes,” and together with the Series A Notes, the “Notes”). The Notes were sold in a private placement pursuant to a Note Purchase Agreement dated August 28, 2012 by and among the Company and certain purchasers listed therein. The Notes are senior unsecured obligations of the Company. The Series A Notes are payable in five annual installments of $9.4 million beginning August 28, 2015, and the Series B Notes are payable in seven annual installments of approximately $0.7 million beginning August 28, 2016. In addition, the Company may, at its option, prepay all or a minimum portion of $1.0 million of the Notes at a price equal to the principal amount thereof plus a make-whole premium and accrued interest. The Notes are guaranteed by all of the Company's U.S. subsidiaries. The Company used a portion of the net proceeds of the offering to repay existing indebtedness, including outstanding balances under the Domestic and Multi-Currency Line, and used the remaining portion for general corporate purposes.

2009 Convertible Notes

On May 19, 2009, the Company completed the offering of $115.0 million aggregate principal amount of 5.25% Convertible Senior Notes due May 15, 2029 (the “2009 Convertible Notes”). The 2009 Convertible Notes are senior unsecured obligations of the Company. The 2009 Convertible Notes bear interest at a rate of 5.25% per year, payable semi-annually on May 15 and November 15 of each year. The 2009 Convertible Notes will be convertible, in certain circumstances, at an initial conversion rate of 39.2157 shares per $1,000 aggregate principal amount of 2009 Convertible Notes (which is equivalent to a conversion price of approximately $25.50 per share), subject to adjustment upon the occurrence of certain events, into either, at the Company's election: (i) shares of common stock or (ii) cash up to their principal amount and shares of its common stock with respect to the remainder, if any, of the conversion value in excess of the principal amount. The Company may not redeem the 2009 Convertible Notes prior to May 14, 2014. The Company may, at its option, redeem some or all of the 2009 Convertible Notes on or after May 15, 2014 solely for cash. Holders of the 2009 Convertible Notes will have the right to require the Company to repurchase some or all of the outstanding 2009 Convertible Notes, solely for cash, on May 15, 2014, May 15, 2019 and May 15, 2024 at a price equal to 100% of the principal amount plus any accrued and unpaid interest.

As of December 31, 2012 and 2011, the carrying amount of the 2009 Convertible Notes was $110.2 million and $107.1 million, respectively, and the unamortized discount was $4.8 million and $7.9 million, respectively. The discount is being amortized to interest expense over a period of five years, through the first redemption date of May 19, 2014. The total interest expense recognized was $9.2 million, $8.9 million and $8.7 million for the years ended December 31, 2012, 2011 and 2010, respectively, of which $3.2 million, $2.9 million and $2.7 million represented the non-cash amortization of the discount, and $6.0 million, $6.0 million and $6.0 million represented the contractual interest expense for the years ended December 31, 2012, 2011 and 2010, respectively. The 2009 Convertible Notes have an effective interest rate of 8.46% at both December 31, 2012 and 2011, respectively. As of December 31, 2012, the if-converted value of the 2009 Convertible Notes exceeds the principal amount by approximately $59.7 million.

In connection with the issuance of the 2009 Convertible Notes, the Company incurred approximately $3.9 million for issuance costs, which primarily consisted of underwriting fees, legal and other professional expenses. The unamortized balance of these costs as of December 31, 2012 is included in “Other assets” in the Company's consolidated balance sheets. These costs are being amortized to interest expense over five years.

As of both December 31, 2012 and 2011, the carrying amount of the equity component recorded as additional paid-in capital was $9.4 million, net of deferred taxes and equity issuance costs.

Other

On March 30, 2011, in conjunction with the establishment of the Original Credit Agreement, the Company entered into a separate credit agreement for the issuance of $20.0 million in letters of credit (the “Letter of Credit Facility”). The Company had standby letters of credit of $17.7 million issued under the Letter of Credit Facility as of December 31, 2012.

Each of the Company's credit agreements and senior unsecured notes require the Company to maintain certain financial ratios. As of December 31, 2012, the Company was in compliance with all covenants or other requirements set forth in its debt agreements.

As of December 31, 2012, required principal payments under the terms of the long-term debt, including the Company's line of credit, for each of the five years after December 31, 2012 are as follows (dollars in thousands):

Year	Amount
2013	$43,617
2014	22,606
2015	328,674
2016	24,387
2017	17,387
Thereafter	141,659
$578,330